Label	Element	Value
R2, R3, R4, R5 Shares | JPMorgan Small Cap Blend Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan Small Cap Blend Fund Class/Ticker: R2/*; R3/*; R4/*; R5/* * The share class does not have an exchange ticker symbol because it currently is not offered to the general public.
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital growth over the long term.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. “Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/21
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Remainder of Other Expenses" and "Acquired Fund Fees and Expenses" are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Acquired Fund Fees and Expenses" are based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/2
0
and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a small cap equity portfolio which is normally managed as a core portfolio, but which has the ability to proactively invest more heavily in either growth or value securities depending on market conditions and the convictions of the adviser. The portfolio managers will consider various factors when making overall allocation decisions for the Fund, including the relative attractiveness of growth and value securities and the relative valuations and fundamentals of companies in the small cap growth and value universes. Based on these considerations, the size of the allocation of the Fund to either growth or value securities may range from 30 to 70 percent of the Fund.
Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of small cap companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Small cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000 Index and/or with market capitalizations of less than $5 billion at the time of purchase. As of the reconstitution of the Russell 2000 Index on September 30, 2020, the market capitalizations of the companies in the index ranged from $
39
million to $
7.02
billion. In implementing its main strategies, the Fund invests primarily in common stocks and real estate investment trusts (REITs).
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.
Investment Process: In managing the Fund, the Fund’s adviser seeks to outperform the Fund’s benchmark. The adviser employs a fundamental bottom-up investment process that combines research, valuation and stock selection to identify both growth and value securities.
In selecting growth securities, the adviser seeks to invest in companies that have a history of above-average growth or that the adviser believes will achieve above-average growth in the future. The adviser believes that investing in high quality growth companies whose long-term growth rates are underappreciated by the market will lead to attractive returns. Growth companies purchased for the Fund include those with leading competitive positions, predictable and durable business models and management that can achieve sustained growth.
In selecting value securities, the adviser seeks to invest in companies which have durable franchises and that the adviser believes to be attractively valued and to have the ability to grow intrinsic value per share. Companies with durable franchises generally have a sustainable competitive position relative to peers, high returns on capital, a diversified client or asset base and a strong brand.
As a part of its investment process, the adviser seeks to assess the impact of environmental, social and governance factors (including accounting and tax policies, disclosure and investor communication, shareholder rights and remuneration policies) on the cash flows of many companies in which it may invest to identify issuers that the adviser believes will be negatively impacted by such factors relative to other issuers. These determinations may not be conclusive and securities of such issuers may be purchased and retained by the Fund.
The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a security that it believes offers a better investment opportunity or to reallocate the Fund’s assets between growth and value securities.

Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
Equity Market Risk.
The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.
General Market Risk.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.
For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.
Smaller Company Risk.
Investments in smaller companies may be riskier, less liquid, more volatile and more vulnerable to economic, market and industry changes than investment in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. As a result, the share price changes may be more sudden or erratic than the prices of other securities, especially over the short term.
Strategy Risk.
Although the Fund is normally managed as a core portfolio, it may invest more heavily in either growth or value securities, depending on market conditions and the convictions of the adviser.
If the Fund invests more heavily in growth securities, it will be more subject to risks related to growth investing. Specifically, growth securities may trade at higher multiples of current earnings compared to value or other securities, leading to inflated prices and thus potentially greater declines in value.
If the Fund invests more heavily in value securities, it will be more subject to risks related to value investing. Specifically, a value security may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the security price to increase do not occur.
Derivatives Risk.
Derivatives, including futures, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. The Fund may be more volatile than if the Fund had not been leveraged because the leverage tends to exaggerate any effect on the value of the Fund’s portfolio securities. Certain derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation.
Real Estate Securities Risk.
The Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.
Industry and Sector Focus Risk.
At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Transactions Risk.
The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
This section provides some indication of the risks of investing in the Fund. Because Class R2, Class R3, Class R4 and Class R5 Shares have not yet commenced operations as of the date of this prospectus, the bar chart shows how the performance of the Fund’s Class A Shares (which are not offered in this prospectus) has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares the Fund’s performance to the performance of the Russell 2000 Index and the Russell 2000 Growth Index, both broad-based securities market indexes. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares. The actual returns of Class R3 Shares would have been similar to those shown because Class R3 Shares have similar expenses to Class A Shares. The actual returns of Class R4 and Class R5 Shares would have been different than those shown for Class A Shares because Class R4 and Class R5 Shares have different expenses than Class A Shares. As of 6/1/18, the Fund changed its investment strategies and certain investment policies. In view of these changes, the Fund’s performance record prior to this period might be less pertinent for investors considering whether to purchase shares of the Fund. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	the bar chart shows how the performance of the Fund’s Class A Shares (which are not offered in this prospectus) has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because Class R2, Class R3, Class R4 and Class R5 Shares have not yet commenced operations as of the date of this prospectus
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	he table compares the Fund’s performance to the performance of the Russell 2000 Index and the Russell 2000 Growth Index, both broad-based securities market indexes.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS — CLASS A SHARES
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	4th quarter, 2010	18.90%
Worst Quarter	3rd quarter, 2011	-24.50%
		The Fund’s year-to-date total return through 9/30/20 was - 2.46%.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	the bar chart shows how the performance of the Fund’s Class A Shares (which are not offered in this prospectus) has varied from year to year for the past ten calendar years.The performance of Class R2, Class R3, Class R4 and Class R5 Shares would be substantially similar to the performance of Class A Shares because the Fund is invested in the same group of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2019)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

R2, R3, R4, R5 Shares | JPMorgan Small Cap Blend Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
2010	rr_AnnualReturn2010	33.38%	[1]
2011	rr_AnnualReturn2011	(3.87%)	[1]
2012	rr_AnnualReturn2012	11.87%	[1]
2013	rr_AnnualReturn2013	47.26%	[1]
2014	rr_AnnualReturn2014	(0.45%)	[1]
2015	rr_AnnualReturn2015	(2.26%)	[1]
2016	rr_AnnualReturn2016	7.86%	[1]
2017	rr_AnnualReturn2017	41.45%	[1]
2018	rr_AnnualReturn2018	(3.67%)	[1]
2019	rr_AnnualReturn2019	30.15%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.46%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.50%)
Past 1 Year	rr_AverageAnnualReturnYear01	23.32%
Past 5 Years	rr_AverageAnnualReturnYear05	12.11%
Past 10 Years	rr_AverageAnnualReturnYear10	14.06%
R2, R3, R4, R5 Shares | JPMorgan Small Cap Blend Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service Fees	rr_Component2OtherExpensesOverAssets	0.25%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.17%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expense	rr_ExpensesOverAssets	1.58%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[3]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.49%	[3]
1 Year	rr_ExpenseExampleYear01	$ 152
3 Years	rr_ExpenseExampleYear03	490
5 Years	rr_ExpenseExampleYear05	852
10 Years	rr_ExpenseExampleYear10	1,871
1 Year	rr_ExpenseExampleNoRedemptionYear01	152
3 Years	rr_ExpenseExampleNoRedemptionYear03	490
5 Years	rr_ExpenseExampleNoRedemptionYear05	852
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,871
R2, R3, R4, R5 Shares | JPMorgan Small Cap Blend Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees	rr_Component2OtherExpensesOverAssets	0.25%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.17%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expense	rr_ExpensesOverAssets	1.33%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[3]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.24%	[3]
1 Year	rr_ExpenseExampleYear01	$ 126
3 Years	rr_ExpenseExampleYear03	413
5 Years	rr_ExpenseExampleYear05	720
10 Years	rr_ExpenseExampleYear10	1,594
1 Year	rr_ExpenseExampleNoRedemptionYear01	126
3 Years	rr_ExpenseExampleNoRedemptionYear03	413
5 Years	rr_ExpenseExampleNoRedemptionYear05	720
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,594
R2, R3, R4, R5 Shares | JPMorgan Small Cap Blend Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component2OtherExpensesOverAssets	0.25%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.17%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expense	rr_ExpensesOverAssets	1.08%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[3]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.99%	[3]
1 Year	rr_ExpenseExampleYear01	$ 101
3 Years	rr_ExpenseExampleYear03	335
5 Years	rr_ExpenseExampleYear05	587
10 Years	rr_ExpenseExampleYear10	1,309
1 Year	rr_ExpenseExampleNoRedemptionYear01	101
3 Years	rr_ExpenseExampleNoRedemptionYear03	335
5 Years	rr_ExpenseExampleNoRedemptionYear05	587
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,309
R2, R3, R4, R5 Shares | JPMorgan Small Cap Blend Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component2OtherExpensesOverAssets	0.10%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.17%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expense	rr_ExpensesOverAssets	0.93%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[3]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.84%	[3]
1 Year	rr_ExpenseExampleYear01	$ 86
3 Years	rr_ExpenseExampleYear03	287
5 Years	rr_ExpenseExampleYear05	506
10 Years	rr_ExpenseExampleYear10	1,135
1 Year	rr_ExpenseExampleNoRedemptionYear01	86
3 Years	rr_ExpenseExampleNoRedemptionYear03	287
5 Years	rr_ExpenseExampleNoRedemptionYear05	506
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,135
R2, R3, R4, R5 Shares | JPMorgan Small Cap Blend Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	14.45%
Past 5 Years	rr_AverageAnnualReturnYear05	8.66%
Past 10 Years	rr_AverageAnnualReturnYear10	11.04%
R2, R3, R4, R5 Shares | JPMorgan Small Cap Blend Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	22.40%
Past 5 Years	rr_AverageAnnualReturnYear05	8.26%
Past 10 Years	rr_AverageAnnualReturnYear10	11.50%
R2, R3, R4, R5 Shares | JPMorgan Small Cap Blend Fund | RUSSELL 2000 INDEX (Reflects No Deduction for Fees, Expenses, or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	25.52%
Past 5 Years	rr_AverageAnnualReturnYear05	8.23%
Past 10 Years	rr_AverageAnnualReturnYear10	11.83%
R2, R3, R4, R5 Shares | JPMorgan Small Cap Blend Fund | RUSSELL 2000 GROWTH INDEX (Reflects No Deduction for Fees, Expenses, or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	28.48%
Past 5 Years	rr_AverageAnnualReturnYear05	9.34%
Past 10 Years	rr_AverageAnnualReturnYear10	13.01%

[1]	The performance of Class R2, Class R3, Class R4 and Class R5 Shares would be substantially similar to the performance of Class A Shares because the Fund is invested in the same group of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.
[2]	Remainder of Other Expenses" and "Acquired Fund Fees and Expenses" are based on estimated amounts for the current fiscal year.
[3]	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.49%, 1.24%, 0.99% and 0.84% of the average daily net assets of Class R2, Class R3, Class R4 and Class R5 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds for all Share Classes. These waivers are in effect through 10/31/21, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.